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Palmer Square Credit Opportunities ETF
SUMMARY – PALMER SQUARE CREDIT OPPORTUNITIES ETF
Investment Objectives
Palmer Square Credit Opportunities ETF (the “Fund”) seeks a high level of current income.
As a secondary objective, the Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses* (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses	Palmer Square Credit Opportunities ETF Palmer Square Credit Opportunities ETF	[1]
Management fees	0.50%
Other expenses	none	[2]
Total Annual Fund Operating Expenses	0.50%
[1]	The Investment Advisory Agreement provides that the investment advisor will pay, or require a sub-advisor or affiliate to pay, all operating expenses of the Fund except for advisory and sub-advisory fees, excluding interest charges, loan commitment fees and other fees and expenses on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution and shareholder servicing fees, and the Fund’s share of litigation expenses and other non-routine or extraordinary expenses.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Palmer Square Credit Opportunities ETF | Palmer Square Credit Opportunities ETF | USD ($)	51	160

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly offered, portfolio turnover information is not available.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities (the “80% Policy”). The Fund may invest in domestic and foreign debt securities of any maturity and credit quality, including securities rated below investment grade and unrated securities determined by the Fund’s investment advisor to be of comparable credit quality (commonly referred to as “high yield securities” or “junk bonds”). The types of debt securities in which the Fund may invest include, but are not limited to, (i) collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other similar types of asset-backed and mortgage-backed securities of various tranches or classes, (ii) corporate bonds, notes and debentures, (iii) securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (iv) senior secured floating rate and fixed rate loans or debt, and (v) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt. The Fund may invest a significant portion of its assets in one or more investment types. Some of the loans in which the Fund may invest or get exposure to through its investments in CDOs, CLOs or other types of structured securities may be “covenant lite” loans. The Fund may invest in both U.S. dollar denominated and non-U.S. dollar denominated loans and securities, as well as securities of foreign issuers.

Asset-backed securities are pass-through certificates and other instruments secured by financial, physical and/or intangible assets. Such assets may include loans or leases secured by motor vehicles or other equipment, consumer receivables from sources such as credit cards or student loans, or cash flows from operating assets such as royalties and leases. Mortgage-backed securities in which the Fund may invest include those issued or guaranteed by federal agencies and/or U.S. Government sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may also invest in commercial mortgage-backed securities (“CMBS”) and collateralized mortgage-backed securities (“CMOs”) issued or guaranteed by private entities.

For the purposes of achieving the Fund’s investment objectives, hedging risks, and enhancing liquidity, the Fund may also employ derivatives, such as: puts and calls on U.S. Treasury futures; options, swaps, and other interest rate derivatives; and credit default swaps on selected entities or indexes (where the Fund may act as either buyer or seller). The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to debt securities in which the Fund may invest directly will be treated as debt securities for purposes of the 80% policy.

The Fund is actively managed and does not seek to replicate the composition or performance of any index. Accordingly, portfolio management has discretion to manage the Fund’s portfolio in accordance with the Fund’s investment objectives. In pursuing the Fund’s investment objectives, Palmer Square Capital Management LLC (the “Advisor”) uses a blend of top-down analysis which includes macro analysis e.g., market, economic and geopolitical factors, relative value analysis across different asset classes, and monitoring of industry and sector trends, and bottom-up analysis which involves individual issuer and management analysis and security/transaction evaluation that seeks to identify debt securities that it believes can provide highly competitive rate yields and total return over the long term with relatively mitigated credit risk. The Advisor seeks to mitigate risk through bottom-up analysis of credit risk, diversification and hedging.

The Fund’s investment strategy may involve active and frequent trading of portfolio securities.

The Fund is non-diversified, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.

Principal Investment Risks
Performance
The Fund has not commenced operations and does not have a performance history.